UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 98.2%

Alabama — 2.8%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 06/01/18	$500	$503,000
Alabama Federal Aid Highway Finance Authority, RB, GAN, Garvee, 5.00%, 09/01/18	6,000	6,083,160
Tuscaloosa City Board of Education, RB, Warrants, 4.00%, 08/01/18	125	125,999

		6,712,159
California — 4.6%
County of San Diego Regional Transportation Commission, Refunding RB, VRDN, Series C, 1.55%, 04/01/38(a)	10,000	10,000,000
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 08/01/18	1,000	1,011,640

		11,011,640
Colorado — 2.1%
Adams & Arapahoe JT School District 28J Aurora, GO, Refunding Series A, 5.00%, 12/01/18	2,150	2,198,697
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School, 4.00%, 08/15/18	175	176,713
Denver Urban Renewal Authority, Refunding, Tax Allocation Bonds, Series A-1, 5.00%, 12/01/18	1,675	1,710,812
Park Creek Metropolitan District Colorado, Refunding RB, Senior Limited Property Tax, 4.00%, 12/01/18	1,000	1,014,510

		5,100,732
Connecticut — 2.8%
Connecticut State Health & Educational Facility Authority, RB, Fairfield University, Series N, 5.00%, 07/01/18	1,500	1,512,225
State of Connecticut, GO, BAN, Series A, 5.00%, 09/14/18	5,000	5,075,400

		6,587,625
Delaware — 0.3%
Delaware State Economic Development Authority, RB, State University Project, 5.00%, 10/01/18	735	746,415

Florida — 10.9%
City of Miami Beach Florida, RB, 5.00%, 09/01/18	875	886,795

Security	Par (000)	Value
Florida (continued)
County of Broward Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	$3,930	$3,994,177
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 07/01/18(b)	1,250	1,261,262
County of Indian River Florida School Board, COP, Refunding, Series A, 5.00%, 07/01/18	600	605,178
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,032,160
County of Palm Beach Solid Waste Authority, Refunding RB, 5.00%, 10/01/18	6,000	6,098,280
Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center, 4.00%, 11/15/18	250	252,768
Miami-Dade County School Board Foundation, Inc., COP, Refunding Series A, 5.00%, 05/01/18	1,500	1,504,065
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 05/01/13(c)(d)	1,920	1,344,000
Sunshine State Governmental Financing Commission, RB, VRDN, Miami-Dade Country Program, Series B, 1.66%, 09/01/35(a)	8,000	8,000,000

		25,978,685
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	370	378,584

Illinois — 5.2%
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/18	1,000	1,004,960
Fox Valley Park District, GO, Series A, 5.00%, 12/15/18	1,725	1,765,744
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18(e)	2,290	2,334,976
University Medical Center Rush, Series A, 5.00%, 11/15/18	1,000	1,019,520
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 06/01/18	1,290	1,296,631
State of Illinois, GO:
(AGM), 5.00%, 04/01/18	465	465,000
Refunding, 5.00%, 08/01/18	2,500	2,520,475

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois, RB, Build Illinois, Series B:
5.00%, 06/15/18(e)	$355	$357,375
Unrefunded Balance, 5.00%, 06/15/18	1,645	1,655,528

		12,420,209
Iowa — 0.3%
University of Iowa, Refunding RB, Series S, 5.00%, 11/01/18	655	668,015

Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB:
Prerefunded Adventist Health System, 5.00%, 11/15/18(e)	55	56,083
Unrefunded Adventist Health System, 5.00%, 11/15/18	2,445	2,494,707

		2,550,790
Kentucky — 2.1%
County of Kenton Kentucky School District Finance Corp., Refunding RB, 2.50%, 06/01/18	3,210	3,214,012
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	1,755	1,788,082

		5,002,094
Maryland — 0.6%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Meritas Medical Center, 5.00%, 07/01/18	400	402,884
University of Maryland Medical System, 5.00%, 07/01/18	1,000	1,008,100

		1,410,984
Michigan — 3.0%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 05/15/18	2,025	2,032,249
Michigan State Building Authority, Refunding RB, Facilities Program Series, 6.00%, 10/15/18(b)	1,455	1,488,378
Michigan State Finance Authority, Refunding RB, AMT, 5.00%, 11/01/18	2,100	2,135,007
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 04/01/18	1,000	1,000,000

Security	Par (000)	Value
Michigan (continued)
Saginaw Valley State University, RB, Series A, 5.00%, 07/01/18	$600	$604,860

		7,260,494
Missouri — 0.7%
City of Kansas City Missouri, Refunding ARB, AMT, Series A, 5.00%, 09/01/18	1,750	1,773,520

Nevada — 3.5%
County of Clark Nevada, Refunding, Special Assessment Bonds, Improvement District No. 142, Mountain’s Edge, 4.00%, 08/01/18	3,250	3,264,268
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26(a)	5,120	5,152,102

		8,416,370
New Hampshire — 2.0%
New Hampshire State Turnpike System, RB, Series A, 5.00%, 10/01/18	4,740	4,819,300

New Jersey — 10.5%
County of Atlantic New Jersey, Refunding, 3.00%, 10/01/18	1,855	1,866,278
New Jersey EDA, Refunding RB, Cigarette Tax Revenue, 5.00%, 06/15/18	5,000	5,031,300
New Jersey Educational Facilities Authority, RB, Seton Hall University, Series D, 5.00%, 07/01/18	320	322,538
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18(e)	2,500	2,574,725
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 07/01/18	850	856,868
Barnabas Health, Series A, 5.00%, 07/01/18(e)	2,000	2,016,060
Princeton HealthCare System, 5.00%, 07/01/18	1,620	1,631,648
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT, 5.00%, 12/01/18	2,000	2,039,020
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	1,445	1,446,546

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.00%, 06/15/18	$2,000	$2,011,680
Transportation Program, Series AA, 5.00%, 06/15/18	2,000	2,011,680
Transportation System, Series A, 5.75%, 06/15/18	1,320	1,329,662
Transportation System, Series A (AMBAC), 5.75%, 06/15/18	2,070	2,086,208

		25,224,213
New York — 12.1%
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/18	1,000	1,021,080
Series F, 4.00%, 11/15/18	200	203,080
VRDN, Transportation, Sub Series E-2, 1.69%, 11/15/50(a)	9,800	9,800,000
New York City Municipal Water Finance Authority, RB, VRDN Water and Sewer System Revenue bonds, Sub-Series B-1B, 1.62%, 06/15/24(a)	7,600	7,600,000
New York State Housing Finance Agency, RB, M/F Housing, 625 West 57th Street, Series A, 1.55%, 05/01/49(a)	4,000	4,000,000
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 08/01/18	1,500	1,513,380
Town of Oyster Bay New York, GO, BAN, Series A, 3.50%, 06/01/18	500	501,150
Town of Oyster Bay New York, GO, Refunding, BAN, Series C, 2.50%, 06/01/18	3,855	3,857,583
TSASC, Inc., Refunding RB, Series A, 3.00%, 06/01/18	500	500,965

		28,997,238
North Carolina — 2.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, VRDN Educational Facility, 1.65%, 06/01/38(f)	5,000	5,000,000

Ohio — 3.7%
Country of Franklin Ohio, Refunding RB, Ohio Health Corporation, Series D, 1.60%, 11/15/33(a)	1,900	1,900,000
County of Franklin Ohio Nationwide Children’s Hospital, RB, VRDN, National Hospital Project, Series B, 1.62%, 11/01/45(a)	4,500	4,500,000

Security	Par (000)	Value
Ohio (continued)
County of Hamilton Convention Facilities Authority, Refunding RB, 5.00%, 12/01/18	$2,415	$2,466,633

		8,866,633
Oklahoma — 0.2%
Norman Regional Hospital Authority, Refunding RB, 4.00%, 09/01/18	420	423,570

Pennsylvania — 9.8%
Altoona City Authority, Refunding RB, 5.25%, 11/01/18	2,500	2,550,475
Chester County Health & Education Facilities Authority, Refunding RB, 4.00%, 12/01/18	805	810,522
City of Philadelphia PA Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/18	1,785	1,799,691
County of Westmoreland Municipal Authority, Refunding RB, (BAM), 4.00%, 08/15/18	250	252,263
Northampton County General Purpose Authority, RB, Series A, 5.38%, 08/15/18(b)	4,000	4,055,040
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, 1.55%, 12/01/33(a)	5,000	4,989,750
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,007,030
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Unrefunded Drexel University, 5.00%, 05/01/18	55	55,142
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project, 4.00%, 10/01/18	285	285,960
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Prerefunded Drexel University, 5.00%, 05/01/18(e)	945	947,542
University Propertise, Inc. Student Housing Project at East, 4.00%, 07/01/18	315	316,477
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 1.55%, 10/01/18	1,065	1,063,296

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 07/01/18	$1,500	$1,512,270
Philadelphia Gas Works Co., Refunding RB, 4.00%, 08/01/18	1,790	1,803,998
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 07/15/18	900	908,406
West Chester Area School District, GO, Refunding, Series AA, 5.00%, 05/15/18	1,000	1,004,030

		23,361,892
Rhode Island — 1.1%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing Revenue, Lifespan Obligated Group Issue, 5.00%, 05/15/18	1,040	1,043,557
Tobacco Settlement Financing Corp., Refunding RB, Series A, 4.00%, 06/01/18	1,500	1,505,925

		2,549,482
Tennessee — 0.5%
Metropolitan Gov’t Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 4.00%, 10/01/18	260	262,764
Tennessee Energy Acquisition Corp., RB, Series A, 5.25%, 09/01/18	1,040	1,054,560

		1,317,324
Texas — 10.7%
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 07/01/18	1,000	1,008,580
Houston ISD Public Facilities Authority, RB, 5.00%, 09/15/18	5,000	5,077,900
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 05/15/18	5,000	5,020,350
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 04/01/18	280	280,000
4.00%, 04/01/18	405	405,000
State of Texas, RB, 4.00%, 08/30/18	8,000	8,080,560
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/18	1,195	1,214,168

Security	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	$4,360	$4,455,266

		25,541,824
Virginia — 1.6%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,254,366
Virginia College Building Authority, Refunding RB, Series A, 5.00%, 07/01/18(g)	785	790,000
Virginia Port Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/18	1,790	1,804,374

		3,848,740
Washington — 3.3%
Energy Northwest, Refunding RB, Wind Project Revenue, 5.00%, 07/01/18	2,865	2,888,092
State of Washington, GO, Series 2010C, 5.00%, 08/01/18	4,480	4,531,251
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	508,365

		7,927,708
Wisconsin — 0.4%
State of Wisconsin, Refunding RB, Series A(e):
5.00%, 05/01/18	800	802,184
5.00%, 05/01/18	200	200,546

		1,002,730

Total Municipal Bonds — 98.2% (Cost — $235,399,522)		234,898,970

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Illinois — 2.1%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,095,375

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.1% (Cost — $ 5,029,012)		5,095,375

Total Long-Term Investments — 100.3% (Cost — $240,428,665)		239,994,345

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.58%(i)(j)	51,693	$51,693

Total Short-Term Securities — 0.0% (Cost — $ 51,698)		$51,693

Value
Total Investments — 100.3% (Cost — $240,480,364)	$240,046,038

Other Assets Less Liabilities — 1.3%	3,075,483

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.6)%	(3,762,797)

Net Assets Applicable to Common Shares — 100.0%	$239,358,724

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	Annualized 7-day yield as of period end.
(j)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Investment Value Held at 12/31/17	Net Activity	Shares Investment Value Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	224,376	(172,683)	51,693	$51,693	$4,688	$8	$(5)

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BAN — Bond Anticipation Notes

COP — Certificates of Participation

EDA — Economic Development Authority

GAN — Grant Anticipation Notes

GO — General Obligation Bonds

IDA — Industrial Development Authority

ISD — Independent School District

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

VRDN — Variable Rate Demand Notes

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Municipal 2018 Term Trust (BPK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•  Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•  Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•  Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$239,994,345	$—	$239,994,345
Short-Term Securities	51,693	—	—	51,693

Total	$51,693	$239,994,345	$—	$240,046,038

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $3,750,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: May 21, 2018